U.S. BANK GLOBAL FUND SERVICES
615 East Michigan Street
Milwaukee, WI 53202

February 28, 2022

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    MANAGER DIRECTED PORTFOLIOS (the “Trust”)
    Securities Act Registration No: 333-133691
    Investment Company Act Registration No: 811-21897
    Hardman Johnston International Growth Fund (S000061218)

Dear Madam or Sir:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, Hardman Johnston International Growth Fund (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated February 28, 2022, and filed electronically as Post-Effective Amendment No. 119 to the Fund’s Registration Statement on Form N-1A on February 25, 2022.

If you have any questions regarding the enclosed, please contact Isabella Zoller at Isabella.Zoller@usbank.com.

Sincerely,
/s/ Isabella K. Zoller
Assistant Vice President
U.S. Bank Global Fund Services
as Administrator for the Trust